Cash Distributions and Earnings per Unit - Schedule of earnings per unit, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net income / (loss) attributable to Navios Partners’ unitholders	$ 579,247	$ 516,186	$ (68,541)
Limited Partner [Member]
Net income / (loss) attributable to Navios Partners’ unitholders	$ 567,662	$ 505,862	$ (67,173)
Income / (loss) attributable to:
Weighted Average Limited Partnership Units Outstanding, Basic	30,155,148	22,620,324	10,966,518
Common unit (basic)	$ 18.82	$ 22.36	$ (6.13)
Earnings per unit - distributed (diluted)	30,156,149	22,663,240	10,966,518
Earnings/ (losses) per unit diluted:	18.82	22.32	(6.13)
Earnings per unit distributed basic:	0.20	0.20	0.45
Earnings per unit distributed diluted:	0.20	0.20	0.45
Earnings/ (losses per unit) - undistributed basic:	18.62	22.16	(6.58)
Earnings/ (losses) per unit undistributed diluted	$ 18.62	$ 22.12	$ (6.58)